Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement

Note 16—Fair Value Measurement

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In addition, the Company has the ability to obtain fair values for markets that are not accessible.

These types of inputs create the following fair value hierarchy:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available. The Company’s own data used to develop unobservable inputs may be adjusted for market considerations when reasonably available.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to assets and liabilities.

The Company used the following methods and significant assumptions to estimate fair value for certain assets measured and carried at fair value on a recurring basis:

Securities available-for-sale—The Company obtains fair value measurements from an independent pricing service. Management reviews the procedures used by the third party, including significant inputs used in the fair value calculations. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. When market quotes are not readily accessible or available, alternative approaches are utilized, such as matrix or model pricing.

The Company’s methodology for pricing non-rated bonds focuses on three distinct inputs: equivalent rating, yield and other pricing terms. To determine the rating for a given non-rated municipal bond, the Company references a publicly issued bond by the same issuer if available as well as other additional key metrics to support the credit worthiness. Typically, pricing for these types of bonds would require a higher yield than a similar rated bond from the same issuer. A reduction in price is applied to the rating obtained from the comparable bond, as the Company believes if liquidated, a non-rated bond would be valued less than a similar bond with a verifiable rating. The reduction applied by the Company is one notch lower (i.e. a “AA” rating for a comparable bond would be reduced to “AA-” for the Company’s valuation). In 2017 and 2016, all of the ratings derived by the Company were “BBB” or better with and without comparable bond proxies. The fair value measurement of municipal bonds is sensitive to the rating input, as a higher rating typically results in an increased valuation. The remaining pricing inputs used in the bond valuation are observable. Based on the rating determined, the Company obtains a corresponding current market yield curve available to market participants. Other terms including coupon, maturity date, redemption price, number of coupon payments per year, and accrual method are obtained from the individual bond term sheets.

Servicing assets—Fair value is based on a loan-by-loan basis taking into consideration the original term to maturity, the current age of the loan and the remaining term to maturity. The valuation methodology utilized for the servicing assets begins with generating future cash flows for each servicing asset, based on their unique characteristics and market-based assumptions for prepayment speeds. The present value of the future cash flows are then calculated utilizing market-based discount rate assumptions.

Derivative instruments—Interest rate swaps are valued by a third party, using models that primarily use market observable inputs, such as yield curves, and are validated by comparison with valuations provided by the respective counterparties. Derivative financial instruments are included in other assets and other liabilities in the Consolidated Statements of Financial Condition.

The following tables summarize the Company’s financial assets and liabilities that were measured at fair value on a recurring basis at September 30, 2017 and December 31, 2016:

		Fair Value Measurements Using
September 30, 2017	Fair Value	Level 1	Level 2	Level 3
Financial assets
Securities available-for-sale
U.S. Treasury Notes	$14,925	$14,925	$—	$—
U.S. Government agencies	53,219	—	53,219	—
Obligations of states, municipalities, and political subdivisions	32,535	—	31,985	550
Mortgage-backed securities; residential
Agency	324,040	—	324,040	—
Non-Agency	25,470	—	25,470	—
Mortgage-backed securities; commercial
Agency	70,757	—	70,757	—
Non-Agency	31,257	—	31,257	—
Corporate securities	27,524	—	27,524	—
Other securities	4,957	1,938	2,480	539
Servicing assets	21,669	—	—	21,669
Derivative assets	3,913	—	3,913	—
Financial liabilities
Derivative liabilities	1,190	—	1,190	—

		Fair Value Measurements Using
December 31, 2016	Fair Value	Level 1	Level 2	Level 3
Financial assets
Securities available-for-sale
U.S. Treasury Notes	$14,920	$14,920	$—	$—
U.S. Government agencies	58,857	—	58,857	—
Obligations of states, municipalities, and political subdivisions	16,059	—	15,509	550
Mortgage-backed securities; residential
Agency	368,160	—	368,160	—
Non-Agency	19,933	—	19,933	—
Mortgage-backed securities; commercial
Agency	77,403	—	77,403	—
Non-Agency	31,052	—	31,052	—
Corporate securities	17,329	—	17,329	—
Other securities	4,847	1,938	2,379	530
Servicing assets	21,091	—	—	21,091
Derivative assets	4,317	—	4,317	—
Financial liabilities
Derivative liabilities	559	—	559	—

During 2016, the Company acquired the servicing assets and single-issuer trust preferred securities included in other securities categorized as Level 3 of the fair value hierarchy through a business combination.

In addition, during 2016, the Company purchased privately-issued municipal securities that are categorized as Level 3. These municipal securities are bonds issued for one municipal government entity located in the Chicago metropolitan area and are privately placed, non-rated bonds without Committee on Uniform Security Identification Procedures numbers.

The Company did not have any transfers between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2017 and 2016. The Company’s policy for determining transfers between levels occurs at the end of the reporting period when circumstances in the underlying valuation criteria change and result in transfer between levels.

The following table presents additional information about financial assets measured at fair value on recurring basis for which the Company used significant unobservable inputs (Level 3):

	Nine Months Ended
	September 30,
	2017	2016	2017	2016
	Investment Securities		Servicing Assets
Balance, beginning of period	$1,080	$—	$21,091	$—
Additions, net	—	—	4,675	—
Amortization	3	—	—	—
Change in unrealized loss	6	—	—	—
Change in fair value	—	—	(4,097)	—
Balance, end of period	$1,089	$—	$21,669	$—

The following table presents additional information about the unobservable inputs used in the fair value measurements on recurring basis that were categorized within Level 3 of the fair value hierarchy as of September 30, 2017:

Financial Instruments	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average Range	Impact to Valuation from an Increased or Higher Input Value
Obligations of states, municipalities, and political obligations	Discounted cash flow	Probability of default	2.0%—2.4%	2.2%	Decrease
Single issuer trust preferred	Discounted cash flow	Probability of default	7.5%—9.9%	8.9%	Decrease
Servicing assets	Discounted cash flow	Prepayment speeds	1.7%—9.0%	7.6%	Decrease
		Discount rate	9.1%—16.2%	12.8%	Decrease
		Expected weighted average loan life	0.4—11.5 years	6.1 years	Increase

The Company used the following methods and significant assumptions to estimate fair value for certain assets measured and carried at fair value on a non-recurring basis:

Impaired loans (excluding acquired impaired loans)—Impaired loans, other than those existing on the date of a business acquisition, are primarily carried at the fair value of the underlying collateral, less estimated costs to sell, if the loan is collateral dependent. Valuations of impaired loans that are collateral dependent are supported by third party appraisals in accordance with the Bank’s credit policy. Impaired loans that are not collateral dependent are not material.

Assets held for sale—Assets held for sale consist of former branch locations, vacant land, and a house previously purchased for expansion. Assets are considered held for sale when management has approved to sell the assets following a branch closure or other events. The properties are being actively marketed and transferred to assets held for sale based on the lower of carrying value or its fair value, less estimated costs to sell.

Other real estate owned—Certain assets held within other real estate owned represent real estate or other collateral that has been adjusted to its estimated fair value, less cost to sell, as a result of transferring from the loan portfolio at the time of foreclosure or repossession and based on management’s periodic impairment evaluation. From time to time, non-recurring fair value adjustments to other real estate owned are recorded to reflect partial write-downs based on an observable market price or current appraised value of property.

Adjustments to fair value based on such non-recurring transactions generally result from the application of lower-of-cost-or-market accounting or write-downs of individual assets due to impairment. The following tables summarize the Company’s assets that were measured at fair value on a non-recurring basis, excluding acquired impaired loans, as of September 30, 2017 and December 31, 2016:

		Fair Value Measurements Using
September 30, 2017	Fair Value	Level 1	Level 2	Level 3
Non-recurring
Impaired loans
(excluding acquired impaired loans)
Commercial real estate	$13,742	$—	$—	$13,742
Residential real estate	1,772	—	—	1,772
Construction, land development, and other land	565	—	—	565
Commercial and industrial	4,490	—	—	4,490
Installment and other	-	—	—	-
Assets held for sale	12,938	—	—	12,938
Other real estate owned	13,859	—	—	13,859

		Fair Value Measurements Using
December 31, 2016	Fair Value	Level 1	Level 2	Level 3
Non-recurring
Impaired loans
(excluding acquired impaired loans)
Commercial real estate	$8,916	$—	$—	$8,916
Residential real estate	1,007	—	—	1,007
Construction, land development, and other land	—	—	—	—
Commercial and industrial	986	—	—	986
Installment and other	—	—	—	—
Assets held for sale	14,748	—	—	14,748
Other real estate owned	16,570	—	—	16,570

The following table provides a description of the valuation technique, unobservable inputs and qualitative information about the Company’s assets and liabilities classified as Level 3 and measured at fair value on a non-recurring basis as of September 30, 2017:

Financial Instruments	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact to Valuation from an Increased or Higher Input Value
Impaired loans (excluding acquired impaired loans)	Appraisals	Appraisal adjustments, sales costs and other discount adjustments for market conditions	6% - 10%	Decrease
Assets held for sale	List price, contract price	Sales costs and other discount adjustments for market conditions	7%	Decrease
Other real estate owned	Appraisals	Appraisal adjustments, sales costs and other discount adjustments for market conditions	7% - 20%	Decrease

The following methods and assumptions were used by the Company in estimating fair values of other assets and liabilities for disclosure purposes:

Cash and cash equivalents—For these short-term instruments, the carrying amount is a reasonable estimate of fair value. The fair value for time certificates with other banks is based on the market values for comparable investments.

Securities held-to-maturity—The Company obtains fair value measurements from an independent pricing service. Management reviews the procedures used by the third party, including significant inputs used in the fair value calculations. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. When market quotes are not readily accessible or available, alternative approaches are utilized, such as matrix or model pricing.

Restricted stock—The fair value has been determined to approximate cost.

Loans held for sale—The fair value of loans held for sale are based on quoted market prices, where available, and determined by discounted estimated cash flows using interest rates approximating the Company’s current origination rates for similar loans adjusted to reflect the inherent credit risk.

Loan and lease receivables, net—For certain variable rate loans that reprice frequently and with no significant changes in credit risk, fair value is estimated at carrying value. The fair value of other types of loans is estimated by discounting future cash flows, using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Deposit liabilities—The fair value of demand deposits, savings accounts, and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting future cash flows, using rates currently offered for deposits of similar remaining maturities.

Federal Home Loan Bank advances—The fair value of FHLB advances is estimated by discounting the agreements based on maturities using rates currently offered for FHLB advances of similar remaining maturities adjusted for prepayment penalties that would be incurred if the borrowings were paid off on the measurement date.

Securities sold under agreements to repurchase—The carrying amount approximates fair value due to  maturities of less than ninety days.

Junior subordinated debentures—The fair value of junior subordinated debentures, in the form of trust preferred securities, is determined using rates currently available to the Company for debt with similar terms and remaining maturities.

Accrued interest receivable and payable—The carrying amount approximates fair value.

Commitments to extend credit and commercial and standby letters of credit—The fair values of these off-balance sheet commitments to extend credit and commercial and standby letters of credit are not considered practicable to estimate because of the lack of quoted market prices and the inability to estimate fair value without incurring excessive costs.

The estimated fair values of financial instruments and levels within the fair value hierarchy are as follows:

		September 30,		December 31,
	Fair Value	2017		2016
	Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets
Cash and due from banks	1	$16,193	$16,193	$17,735	$17,735
Interest bearing deposits with other banks	2	46,043	46,043	28,798	28,798
Securities held-to-maturity	2	121,453	122,266	138,846	138,082
Other restricted stock	2	10,628	10,628	14,993	14,993
Loans held for sale	3	2,087	2,335	23,976	26,487
Loans and lease receivables, net	3	2,200,519	2,118,769	2,137,088	2,068,157
Accrued interest receivable	3	7,183	7,183	6,866	6,866
Financial liabilities
Non-interest bearing deposits	2	753,662	753,662	724,457	724,457
Interest bearing deposits	2	1,767,267	1,721,537	1,765,937	1,723,941
Accrued interest payable	2	1,184	1,184	2,427	2,427
Line of credit	2	-	-	20,650	20,650
Federal Home Loan Bank advances	2	234,559	234,543	313,715	313,646
Securities sold under repurchase agreement	2	30,807	30,807	17,249	17,249
Junior subordinated debentures	3	27,482	26,779	26,926	26,943

Note 18—Fair Value Measurement

        Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In addition, the Company has the ability to obtain fair values for markets that are not accessible. These types of inputs create the following fair value hierarchy:

        Level 1—Quoted prices in active markets for identical assets or liabilities.

        Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

        Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available. The Company's own data used to develop unobservable inputs may be adjusted for market considerations when reasonably available.

        A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to assets and liabilities.

        The Company used the following methods and significant assumptions to estimate fair value for certain assets measured and carried at fair value on a recurring basis:

        Securities available-for-sale—The Company obtains fair value measurements from an independent pricing service. Management reviews the procedures used by the third party, including significant inputs used in the fair value calculations. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. When market quotes are not readily accessible or available, alternative approaches are utilized, such as matrix or model pricing.

        The Company's methodology for pricing non-rated bonds focuses on three distinct inputs: equivalent rating, yield and other pricing terms. To determine the rating for a given non-rated municipal bond, the Company references a publicly issued bond by the same issuer if available as well as other additional key metrics to support the credit worthiness. Typically, pricing for these types of bonds would require a higher yield than a similar rated bond from the same issuer. A reduction in price is applied to the rating obtained from the comparable bond, as the Company believes if liquidated, a non-rated bond would be valued less than a similar bond with a verifiable rating. The reduction applied by the Company is one notch lower (i.e. a "AA" rating for a comparable bond would be reduced to "AA–" for the Company's valuation). In 2016, all of the ratings derived by the Company were "BBB" or better with and without comparable bond proxies. The fair value measurement of municipal bonds is sensitive to the rating input, as a higher rating typically results in an increased valuation. The remaining pricing inputs used in the bond valuation are observable. Based on the rating determined, the Company obtains a corresponding current market yield curve available to market participants. Other terms including coupon, maturity date, redemption price, number of coupon payments per year, and accrual method are obtained from the individual bond term sheets.

        Servicing assets—Fair value is based on a loan-by-loan basis taking into consideration the original term to maturity, the current age of the loan and the remaining term to maturity. The valuation methodology utilized for the servicing assets begins with generating future cash flows for each servicing asset, based on their unique characteristics and market-based assumptions for prepayment speeds. The present value of the future cash flows are then calculated utilizing market-based discount rate assumptions. Servicing assets were acquired through a business combination during 2016. Refer to Note 7—Servicing Assets.

        Derivative instruments—Interest rate swaps are valued by a third party, using models that primarily use market observable inputs, such as yield curves, and are validated by comparison with valuations provided by the respective counterparties. Derivative financial instruments are included in other assets and other liabilities in the Consolidated Statements of Financial Condition.

        The following tables summarize the Company's financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2016 and 2015:

	2016
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Financial assets
Securities available-for-sale
U.S. Treasury Notes	$14,920	$14,920	$—	$—
U.S. Government agencies	58,857	—	58,857	—
Obligations of states, municipalities, and political subdivisions	16,059	—	15,509	550
Mortgage-backed securities; residential
Agency	368,160	—	368,160	—
Non-Agency	19,933	—	19,933	—
Mortgage-backed securities; commercial
Agency	77,403	—	77,403	—
Non-Agency	31,052	—	31,052	—
Corporate securities	17,329	—	17,329	—
Other securities	4,847	1,938	2,379	530
Servicing assets(1)	21,091	—	—	21,091
Derivative assets	4,317	—	4,317	—
Financial liabilities
Derivative liabilities	559	—	559	—

(1)	See Note 7 for a rollforward of recurring Level 3 fair values for servicing assets.

	2015
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Financial assets
Securities available-for-sale
U.S. Treasury Notes	$30,345	$30,345	$—	$—
U.S. Government agencies	83,613	—	83,613	—
Obligations of states, municipalities, and political subdivisions	20,752	—	20,752	—
Mortgage-backed securities; residential
Agency	588,334	—	588,334	—
Non-Agency	—	—	—	—
Mortgage-backed securities; commercial
Agency	31,191	—	31,191	—
Non-Agency	—	—	—	—
Corporate securities	7,696	—	7,696	—
Other securities	5,801	1,964	3,837	—
Servicing assets	—	—	—	—
Derivative assets	—	—	—	—
Financial liabilities
Derivative liabilities	—	—	—	—

        During 2016, the Company acquired the servicing assets and single-issuer trust preferred securities included in other securities categorized as Level 3 of the fair value hierarchy through a business combination. Refer to Note 7—Servicing Assets for the rollforward of recurring Level 3 fair values. During the year ended December 31, 2016, the Company recognized $1,000 of accretion income for the single-issuer trust preferred securities.

        In addition, during 2016, the Company purchased privately-issued municipal securities that are categorized as Level 3. These municipal securities are bonds issued for one municipal government entity primarily located in the Chicago metropolitan and are privately placed, non-rated bonds without CUSIP numbers.

        There were no financial instruments classified as Level 3 as of December 31, 2015. The Company did not have any transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2016 and 2015. The Company's policy for determining transfers between levels occurs at the end of the reporting period when circumstances in the underlying valuation criteria change and result in transfer between levels.

        The following table presents additional information about the unobservable inputs used in the fair value measurements on recurring basis that were categorized within Level 3 of the fair value hierarchy as of December 31, 2016:

Financial Instruments	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average Range	Impact to Valuation from an Increased or Higher Input Value
Obligations of states, municipalities, and political obligations	Discounted cash flow	Probability of default	2.0% - 2.4%	2.2%	Decrease
Single issuer trust preferred	Discounted cash flow	Probability of default	7.5% - 12.0%	8.8%	Decrease
Servicing assets	Discounted cash flow	Prepayment speeds	5.6% - 9.2%	7.2%	Decrease
		Discount rate	7.6% - 18.6%	12.7%	Decrease
		Expected weighted average loan life	0.5 - 8.2 years	6.1 years	Increase

        The Company used the following methods and significant assumptions to estimate fair value for certain assets measured and carried at fair value on a non-recurring basis:

        Loans held for sale—Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value based on contract price. Loans transferred to loans held for sale are carried at the lower of cost or fair value, less estimated costs to sell.

        Impaired loans (excluding acquired impaired loans)—Impaired loans, other than those existing on the date of a business acquisition, are primarily carried at the fair value of the underlying collateral, less estimated costs to sell, if the loan is collateral dependent. Valuations of impaired loans that are collateral dependent are supported by third party appraisals, which are obtained not less than once every twelve months in accordance with the Bank's credit policy. Impaired loans that are not collateral dependent are not material.

        Assets held for sale—Assets held for sale consist of former branch locations, vacant land, and a house previously purchased for expansion. Assets are considered held for sale when management has approved to sell the assets following a branch closure or other events. The properties are being actively marketed and transferred to assets held for sale based on the lower of carrying value or its fair value, less estimated costs to sell.

        Other real estate owned—Certain assets held within other real estate owned represent real estate or other collateral that has been adjusted to its estimated fair value, less cost to sell, as a result of transferring from the loan portfolio at the time of foreclosure or repossession and based on management's periodic impairment evaluation. From time to time, non-recurring fair value adjustments to other real estate owned are recorded to reflect partial write-downs based on an observable market price or current appraised value of property.

        Adjustments to fair value based on such non-recurring transactions generally result from the application of lower-of-cost-or-market accounting or write-downs of individual assets due to impairment. The following tables summarize the Company's assets that were measured at fair value on a non-recurring basis, excluding acquired impaired loans, as of December 31, 2016 and 2015:

	2016
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Non-recurring
Impaired loans (excluding acquired impaired loans)
Commercial real estate	$8,916	$—	$—	$8,916
Residential real estate	1,007	—	—	1,007
Construction, land development, and other land	—	—	—	—
Commercial and industrial	986	—	—	986
Installment and Other	—	—	—	—
Assets held for sale	14,748	—	—	14,748
Other real estate owned	16,570	—	—	16,570

	2015
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Non-recurring
Impaired loans (excluding acquired impaired loans)
Commercial real estate	$3,084	$—	$—	$3,084
Residential real estate	3,427	—	—	3,427
Construction, land development, and other land	71	—	—	71
Commercial and industrial	—	—	—	—
Installment and Other	—	—	—	—
Assets held for sale	2,259	—	—	2,259
Other real estate owned	26,715	—	—	26,715

        The following table provides a description of the valuation technique, unobservable inputs and qualitative information about the Company's assets and liabilities classified as Level 3 and measured at fair value on a non-recurring basis as of December 31, 2016 and 2015:

Financial Instruments	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact to Valuation from an Increased or Higher Input Value
Impaired loans (excluding acquired impaired loans)	Appraisals	Appraisal adjustments, sales costs and other discount adjustments for market conditions	6% - 10%	Decrease
Assets held for sale	List price, contract price	Sales costs and other discount adjustments for market conditions	7%	Decrease
Other real estate owned	Appraisals	Appraisal adjustments, sales costs and other discount adjustments for market conditions	7% - 20%	Decrease

        The following methods and assumptions were used by the Company in estimating fair values of other assets and liabilities for disclosure purposes:

        Cash and cash equivalents—For these short-term instruments, the carrying amount is a reasonable estimate of fair value. The fair value for time certificates with other banks is based on the market values for comparable investments.

        Securities held-to-maturity—The Company obtains fair value measurements from an independent pricing service. Management reviews the procedures used by the third party, including significant inputs used in the fair value calculations. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. When market quotes are not readily accessible or available, alternative approaches are utilized, such as matrix or model pricing.

        Restricted stock—The fair value has been determined to approximate cost.

        Loans held for sale—The fair value of loans held for sale are based on quoted market prices, where available, and determined by discounted estimated cash flows using interest rates approximating the Company's current origination rates for similar loans adjusted to reflect the inherent credit risk.

        Loan and lease receivables, net—For certain variable rate loans that reprice frequently and with no significant changes in credit risk, fair value is estimated at carrying value. The fair value of other types of loans is estimated by discounting future cash flows, using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

        Deposit liabilities—The fair value of demand deposits, savings accounts, and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting future cash flows, using rates currently offered for deposits of similar remaining maturities.

        Federal Home Loan Bank advances—The fair value of FHLB advances is estimated by discounting the agreements based on maturities using rates currently offered for FHLB advances of similar remaining maturities adjusted for prepayment penalties that would be incurred if the borrowings were paid off on the measurement date.

        Securities sold under agreements to repurchase—The carrying amount approximates fair value due to maturities of less than ninety days.

        Junior subordinated debentures—The fair value of junior subordinated debentures, in the form of trust preferred securities, is determined using rates currently available to the Company for debt with similar terms and remaining maturities.

        Accrued interest receivable and payable—The carrying amount approximates fair value.

        Commitments to extend credit and commercial and standby letters of credit—The fair values of these off-balance sheet commitments to extend credit and commercial and standby letters of credit are not considered practicable to estimate because of the lack of quoted market prices and the inability to estimate fair value without incurring excessive costs.

        The estimated fair values of financial instruments and levels within the fair value hierarchy are as follows:

		2016		2015
	Fair Value Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets
Cash and due from banks	1	$17,735	$17,735	$21,312	$21,312
Interest bearing deposits with other banks	2	28,798	28,798	23,572	23,572
Securities held-to-maturity	2	138,846	138,082	111,460	110,935
Other restricted stock	2	14,993	14,993	7,608	7,608
Loans held for sale	3	23,976	26,487	268	268
Loans and lease receivables, net	3	2,137,088	2,068,157	1,337,805	1,333,675
Accrued interest receivable	3	6,866	6,866	5,319	5,319
Financial liabilities
Non-interest bearing deposits	2	724,457	724,457	626,396	626,396
Interest bearing deposits	2	1,765,937	1,723,941	1,554,228	1,552,990
Accrued interest payable	2	2,427	2,427	1,072	1,072
Revolving line of credit	2	20,650	20,650	—	—
Federal Home Loan Bank advances	2	313,715	313,646	38,000	38,000
Securities sold under repurchase agreement	2	17,249	17,249	12,659	12,659
Junior subordinated debentures	3	26,926	26,943	24,711	24,150